Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Information on remuneration [Line Items]
Key management personnel compensation	€ 9,900,000	€ 8,400,000		€ 10,300,000
Base salary [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	2,640,000	2,730,788		2,720,000
Key management personnel compensation other	257,218	150,691		168,742
Key management personnel compensation	9,887,650	8,446,577		10,134,217
Base salary [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,200,000	256,438	[1]
Key management personnel compensation other	109,256	11,507	[1]
Key management personnel compensation	4,582,347	444,667	[1]
Base salary [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	810,000	806,250		790,000
Key management personnel compensation other	94,516	61,308		68,908
Key management personnel compensation	3,002,907	1,896,081		2,652,864
Base salary [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	630,000	626,250		605,000
Key management personnel compensation other	53,446	35,343		42,610
Key management personnel compensation	2,302,397	1,416,837		2,029,054
Base salary [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		1,041,849	[1]	1,325,000
Key management personnel compensation other		42,533	[1]	57,224
Key management personnel compensation		4,688,992	[1]	5,452,299
Annual incentive [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	3,927,341	208,370		1,528,211
Annual incentive [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	2,004,480
Annual incentive [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,075,939			360,103
Annual incentive [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	846,922			317,192
Annual incentive [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits		208,370	[1]	850,915
Performance share plans [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	2,377,191	4,391,434		4,684,863
Performance share plans [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	968,922	112,737	[1]
Performance share plans [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	793,429	763,140		1,172,533
Performance share plans [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	614,840	585,490		886,035
Performance share plans [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment		2,930,068	[1]	2,626,295
Pension allowances [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	590,228	880,896		950,014
Pension allowances [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	267,798	57,973	[1]
Pension allowances [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	197,133	237,250		233,857
Pension allowances [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	125,298	141,622		150,755
Pension allowances [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		444,051	[1]	565,403
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	95,673	84,398		82,387
Pension scheme costs [Member] | R. Jakobs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	31,891	6,012	[1]
Pension scheme costs [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	31,891	28,133		27,462
Pension scheme costs [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	€ 31,891	28,133		27,462
Pension scheme costs [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits		€ 22,121	[1]	€ 27,462

[1]	As per October 15, 2022, Roy Jakobs was appointed as CEO of the company. The table includes actual costs incurred in respect of the remuneration received by Mr Van Houten and Mr Jakobs, respectively, as CEO.